Earnings (Loss) per Ordinary Share - Dilutive Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of earnings per share [Abstract]
Ordinary shares	411,412,947	409,265,471	407,519,542
Fully vested options and currently exercisable	5,709,208	6,174,606	5,065,500
Weighted average number of shares	417,122,155	415,440,077	412,585,042
Dilutive potential of share options	257,250	0	2,121,358
Fully diluted number of ordinary shares	417,379,405	415,440,077	414,706,400
Profit (loss) attributable to equity shareholders	$ 133	$ (191)	$ 63